Loans To Customers - Summary of Movement In Loans To Customers (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	¥ 342,848,611
Ending balance	331,401,433	¥ 342,848,611
Loans and receivables, category [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	217,725,981	120,815,019	¥ 48,749,826
New loans originated	215,834,125	234,198,681	141,924,691
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(212,037,261)	(136,440,336)	(68,678,186)
Write-offs	(3,013,222)	(847,383)	(1,181,312)
Ending balance	218,509,623	217,725,981	120,815,019
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	215,525,406	119,568,582	47,052,175
New loans originated	215,834,125	234,198,681	141,924,691
Transfers	(17,245,234)	(5,530,212)	(2,124,274)
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(201,023,209)	(132,711,645)	(67,284,010)
Ending balance	213,091,088	215,525,406	119,568,582
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	1,576,245	839,817	324,440
Transfers	13,239,242	4,439,585	1,713,887
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(10,854,775)	(3,703,157)	(1,198,510)
Ending balance	3,960,712	1,576,245	839,817
Loans and receivables, category [member] | Gross carrying amount [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	624,330	406,620	1,373,211
Transfers	4,005,992	1,090,627	410,387
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(159,277)	(25,534)	(195,666)
Write-offs	(3,013,222)	(847,383)	(1,181,312)
Ending balance	1,457,823	624,330	406,620
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(17,540,156)	(5,579,855)	(1,806,096)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	17,540,156	5,579,855	1,806,096
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(324,045)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			324,045
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	294,922	49,643	5,867
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(294,922)	(49,643)	(5,867)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(4,015,845)	(1,091,109)	(98,355)
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	4,015,845	1,091,109	98,355
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,853	482	12,013
Loans and receivables, category [member] | Gross carrying amount [member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,853)	(482)	(12,013)
Loans and receivables, category [member] | Accumulated Impairment [Member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(2,753,871)	(989,205)	(1,251,314)
New loans originated	1,609,220	1,346,940	373,266
Transfers	1,378,729	395,436	484,471
Net impact on expected credit loss by stage transfers	1,378,729	395,436	484,471
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(2,324,959)	(1,217,786)	(412,323)
Change in parameters of expected credit loss model	6,512,399	1,916,521	299,479
Write-offs	(3,013,222)	(847,383)	(1,181,312)
Recovery of loans written off previously	146,940	170,938	174,310
Ending balance	(7,062,978)	(2,753,871)	(989,205)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1,860,245)	(480,854)	(136,396)
New loans originated	1,609,220	1,346,940	373,266
Transfers	(3,550,516)	(1,104,156)	(107,551)
Net impact on expected credit loss by stage transfers	(30,717)	(11,260)	(3,066)
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(1,707,206)	(622,468)	(203,494)
Change in parameters of expected credit loss model	6,270,169	1,759,075	282,237
Ending balance	(4,481,912)	(1,860,245)	(480,854)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(312,280)	(195,339)	(53,258)
Transfers	1,088,799	454,235	213,807
Net impact on expected credit loss by stage transfers	1,135,381	361,096	164,932
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(403,559)	(470,524)	(89,632)
Change in parameters of expected credit loss model	199,606	133,230	17,906
Ending balance	(1,197,126)	(312,280)	(195,339)
Loans and receivables, category [member] | Accumulated Impairment [Member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(581,346)	(313,012)	(1,061,660)
Transfers	3,840,446	1,045,357	378,215
Net impact on expected credit loss by stage transfers	274,065	45,600	322,605
Loans de-recognized and other adjustments in the current period (including repayments of loans)	(214,194)	(124,794)	(119,197)
Change in parameters of expected credit loss model	42,624	24,216	(664)
Write-offs	(3,013,222)	(847,383)	(1,181,312)
Recovery of loans written off previously	146,940	170,938	174,310
Ending balance	(1,383,940)	(581,346)	(313,012)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,573,960)	(1,109,405)	(101,324)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,573,960	1,109,405	101,324
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			(7,322)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 1 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers			7,322
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | 12-month expected credit losses [member] | Stage 1 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	54,161	16,509	4,161
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 1 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(54,161)	(16,509)	(4,161)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,575,710)	(1,000,215)	(49,632)
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 2 to stage 3 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	3,575,710	1,000,215	49,632
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments not credit-impaired [member] | Lifetime expected credit losses [member] | Stage 2 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	9,329	458	1,344
Loans and receivables, category [member] | Accumulated Impairment [Member] | — From stage 3 to stage 2 | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member] | Stage 3 [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	¥ (9,329)	¥ (458)	¥ (1,344)